Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Decommissioning Obligations
Schedule of decommissioning obligations

	2019	2018
Decommissioning obligations, beginning of year	$13,641	$13,699
Changes in estimates	1,167	(338)
Accretion	210	280
Decommissioning obligations, end of year	$15,018	$13,641